Schedule of investments
Delaware Global Equity Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 99.38%Δ
Denmark − 3.89%
Novo Nordisk Class B	160,000	$11,161,467
		11,161,467
France − 17.38%
Air Liquide	73,930	12,125,002
Danone	197,550	12,974,275
Orange	642,360	7,638,650
Publicis Groupe	202,230	10,069,932
Sodexo	84,350	7,132,856
		49,940,715
Germany − 8.04%
adidas AG †	20,730	7,541,677
Fresenius Medical Care AG & Co.	131,500	10,965,442
SAP	35,500	4,597,917
		23,105,036
Japan − 11.63%
Asahi Group Holdings	114,500	4,715,364
Kao	31,600	2,441,296
KDDI	300,300	8,903,974
Kirin Holdings	105,100	2,481,726
Lawson	73,200	3,406,438
Secom	28,900	2,666,075
Seven & i Holdings	248,500	8,799,533
		33,414,406
Netherlands − 3.58%
Koninklijke Ahold Delhaize	364,560	10,292,379
		10,292,379
Sweden − 7.04%
Essity Class B	177,025	5,703,600
Hennes & Mauritz Class B †	247,200	5,189,239
Securitas Class B	577,300	9,313,932
		20,206,771
Switzerland − 11.32%
Nestle	98,760	11,674,550
Roche Holding	38,340	13,353,767
Swatch Group	27,520	7,481,124
		32,509,441
United Kingdom − 8.84%
Diageo	241,240	9,494,398
G4S †	3,048,250	10,579,607
Next †	54,970	5,326,651
		25,400,656
United States − 27.66%
Clorox	11,360	2,293,811
Conagra Brands	213,250	7,732,445
	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
General Mills	145,610	$8,561,868
Hormel Foods	113,090	5,271,125
Ingredion	89,020	7,003,204
Kimberly-Clark	85,010	11,461,898
Lamb Weston Holdings	152,380	11,998,401
Merck & Co.	119,550	9,779,190
Mondelez International Class A	63,070	3,687,703
Parker-Hannifin	22,630	6,164,638
Pfizer	149,980	5,520,764
		79,475,047
Total Common Stock (cost $259,105,457)		285,505,918

Exchange-Traded Funds – 0.41%
Vanguard S&P 500 ETF	3,450	1,185,730
Total Exchange-Traded Funds (cost $1,160,858)		1,185,730

Short-Term Investments – 0.35%
Money Market Mutual Funds – 0.35%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	252,752	252,752
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	252,751	252,751
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	252,751	252,751
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	252,751	252,751
Total Short-Term Investments (cost $1,011,005)		1,011,005

Total Value of Securities−100.14% (cost $261,277,320)		287,702,653
Liabilities Net of Receivables and Other Assets — (0.14)%		(404,372)

NQ-QNV [12/20] 2/21 (1511429)    1

Schedule of investments
Delaware Global Equity Fund (Unaudited)
Net Assets Applicable to 41,791,737 Shares Outstanding — 100.00%	$287,298,281
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(150,756)	USD	184,731	1/5/21	$534	$—
BNYM	GBP	(23,964)	USD	32,698	1/5/21	—	(75)
BNYM	JPY	(21,274,612)	USD	205,306	1/4/21	—	(744)
BNYM	SEK	13,369,445	USD	(1,631,554)	1/4/21	—	(6,491)
Total Foreign Currency Exchange Contracts						$534	$(7,310)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
JPY – Japanese Yen
S&P – Standard & Poor’s Financial Services LLC
SEK – Swedish Krona
USD – US Dollar
2    NQ-QNV [12/20] 2/21 (1511429)